IMPAIRIMENTS RESTRUCTURING AND OTHERS (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 140,000,000	$ 0	$ 161,000,000	$ 51,000,000
Capital loss From Currency Translation	0		52,000,000
Integration Expenses	25,000,000	28,000,000	48,000,000	41,000,000
Impairment of long-lived assets	145,000,000	572,000,000	156,000,000	585,000,000
Acquisition costs	8,000,000	34,000,000	8,000,000	58,000,000
Other expenses	3,000,000	58,000,000	6,000,000	57,000,000
Restructuring	98,000,000	20,000,000	228,000,000	39,000,000
Total	419,000,000	$ 712,000,000	659,000,000	$ 831,000,000
Property Plant And Equipment	8,043,000,000		8,043,000,000		$ 8,073,000,000
Godollo [Member]
Impairment [Line Items]
Impairment	68,000,000		68,000,000		$ 80,000,000
Property Plant And Equipment	$ 18,000,000		$ 18,000,000